NET (LOSS) INCOME PER SHARE - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share	138,953,386	39,752,430
Nonvested shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share	55,821,488	6,286,947